Inventory, Net (Details) - Schedule of Inventory net - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Raw materials		$ 22	$ 9
Finished goods		532	406
Inventory	$ 609	$ 554	$ 415